Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2020
Provision For Site Reclamation And Closure
Disclosure of site reclamation and closure provision
	Québec	Committee Bay	Total
Balance at December 31, 2018	$-	$1,891	$1,891
Accretion	-	40	40
Change in estimate	-	203	203
Balance at December 31, 2019	$-	$2,134	$2,134
Provision, assumed on acquisition of Eastmain (note 4ii)	1,849	-	1,849
Accretion	5	29	34
Change in estimate	-	273	273
Balance at December 31, 2020	$1,854	$2,436	$4,290